Income Tax (Income)/ Expense (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax (Income)/ Expense (Details) [Line Items]
Tax rate effect of tax losses	25.00%	25.00%	25.00%
Applicable tax rate	16.50%
Hongri Fujian and Anhui Kai Xin [Member]
Income Tax (Income)/ Expense (Details) [Line Items]
Tax rate effect of tax losses	25.00%